Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net
	2021	2020
Software	$18,485	$16,868
Senior care service App	46,439	42,376
Less: accumulated amortization	(28,893)	(16,203)
Intangible assets, net	$36,031	$43,041

Schedule of estimated future amortization expense
Years ending March 31,	Amortization expense

2022	$10,888
2023	10,888
2024	10,888
2025	3,367
2026	-
Thereafter	-
$36,031